COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Restructuring gain from sale of machinery and equipment			$ 52,168
Intel Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Acquisition of equipment and other fixed assets	$ 300,000
Tonami Factory [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring gain from sale of machinery and equipment			72,411
Restructuring expense			24,076
Restructuring Charges [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expense		$ 6,270	$ 19,662